CONTRACT ASSETS	12 Months Ended
Dec. 31, 2023
CONTRACT ASSETS

13.	CONTRACT ASSETS

		December 31,
		2022	2023	2023
		CNY	CNY	US$

Non-current
Service concession assets	(a)	89,740	—	—
Less: impairment allowance		(27)	—	—
		89,713	—	—

Current
Service concession assets	(a)	7,423	—	—
Other contract assets	(b)	14,930	—	—
Less: impairment allowance		(706)	—	—
		21,647	—	—

Total		111,360	—	—

(a)	Service concession assets bearing an imputed interest of 7% arose from the Group's revenue from construction service under a BOT arrangement rendered by the Group's subsidiary, Shaoguan Angrui. The facilities that the service concession arrangement relate to were under construction phases from June 2018 to January 2021 and commenced operation in January 2021.

The amounts for the service concession arrangement are not yet due for payment and will be settled by revenue to be generated during the operating periods of the service concession arrangement. Amounts billed will be transferred to trade receivables.

As of December 31, 2022, the Group’s concession rights and assets associated with the environmental water projects (comprising intangible asset, contract assets and trade receivables) with aggregate gross carrying amounts of CNY139,060, were pledged to secure bank loans from Bank of Communications with outstanding balances of CNY74,000. Please refer to Note 20 for further details.

(b)	The balances as of December 31, 2022 comprised contract assets arising from performance under a water treatment plant construction service contract. Such contracts include payment schedules that require progress payments over the service periods when milestones are reached.

The movements in the provision for impairment of contract assets are as follows:

	December 31,
	2022	2023	2023
	CNY	CNY	US$

Beginning of the year	562	733	104
Provision for expected credit losses, net	171	3,545	501
Disposal of PSTT	—	(4,278)	(605)

End of the year	733	—	—

An impairment analysis is performed at each reporting date using the probability-of-default approach to measure ECL. The probability of default rates are estimated based on comparable entities with published credit ratings. The calculation reflects the probability-weighted outcome, the time value of money and reasonable and supportable information that is available at the reporting date about past events, current conditions and forward-looking credit risk information. As of December 31, 2022, the assumed default rate ranged from 0.03% to 43.51%, respectively. The contract assets as part of the wastewater treatment business were disposed together by the Company on July 28, 2023 (Note 3), with an assumed default rate ranging from 0.03% to 76.67%.